Notes Payable - Related Parties (Tables)	12 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	June 30, 2015	June 30, 2014
Officers and Stockholders:
Payable in monthly payments of $2,000 as revised, including interest at 6% through September, 2017, of which $180,000 was converted into 1,800 shares of preferred stock during Fiscal Year Ended June 30, 2015.	$44,258	$245,497
Previously payable in monthly payments of $225, including interest at 6% through April, 2017, of which $150,000 was converted into 100,000 shares of common stock and the remaining balance was repaid during Fiscal Year Ended June 30, 2015.	$-	217,385
Former Employee:
Payable in monthly payments of $7,600 as revised, including interest at 6% through September, 2017of which $170,000 was converted into 113,333 shares of common stock during Fiscal Year Ended June 30, 2015.	$168,599	324,205
Stockholders:
Two notes payable to individuals with monthly payments of $2,715 and $2,750 as revised, including interest at 6% through September, 2017	$121,140	114,283
Other Related Parties:
Payable in monthly payments of $875 as revised, including interest at 6% through September, 2017	$19,058	17,979
Two identical notes payable in monthly payments of $2,425 each as revised, including interest at 6% through April, 2017	$107,191	101,124
	460,246	1,020,473
	(169,447)	(194,723)
	$290,799	$825,750

Related Party Maturity Of Notes Payable [Table Text Block]	The maturities of notes payable — related parties for each of the next five years & thereafter are as follows:
June 30.
2016	$169,447
2017	238,093
2018	52,706
Total	$460,246